Offerings	Mar. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	3,349,283
Proposed Maximum Offering Price per Unit	9.63
Maximum Aggregate Offering Price	$ 32,253,595.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,454.22
Offering Note

(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional common shares, without par value (the “Common Shares”) that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

(2) Consists of 3,349,283 additional Common Shares issuable under the Amended and Restated enGene Holdings Inc. 2023 Incentive Equity Plan (the “Plan”), which represents the automatic annual increase to the number of shares available for issuance under the Plan as of January 1, 2026.

(3) Estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based on the average of the high and low prices of the Common Shares as reported on the Nasdaq Capital Market on March 3, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	657,950
Proposed Maximum Offering Price per Unit	6.83
Maximum Aggregate Offering Price	$ 4,493,798.5
Fee Rate	0.01381%
Amount of Registration Fee	$ 620.59
Offering Note

(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional common shares, without par value (the “Common Shares”) that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction.

(4) Represents the maximum number of Common Shares issuable pursuant to the inducement stock option awards made pursuant to and in accordance with the inducement grant exception under Nasdaq Listing Rule 5635(c)(4).

(5) Estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based upon the exercise price of the inducement options.